Quarterly Report
March 31, 2022
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.1%
Aerospace & Defense – 2.3%
Honeywell International, Inc.	115,971	$22,565,637
Howmet Aerospace, Inc.	276,291	9,929,899
L3Harris Technologies, Inc.	70,389	17,489,555
Northrop Grumman Corp.	19,405	8,678,304
		$58,663,395
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	36,705	$8,453,896
Automotive – 1.3%
Aptiv PLC (a)	66,832	$8,000,459
Lear Corp.	77,741	11,085,089
LKQ Corp.	275,862	12,526,893
		$31,612,441
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	197,665	$4,935,695
Omnicom Group, Inc.	30,678	2,603,949
		$7,539,644
Brokerage & Asset Managers – 2.8%
Cboe Global Markets, Inc.	71,552	$8,186,980
Charles Schwab Corp.	528,453	44,553,873
Invesco Ltd.	417,979	9,638,596
NASDAQ, Inc.	50,188	8,943,501
		$71,322,950
Business Services – 2.7%
Accenture PLC, “A”	42,332	$14,275,620
Amdocs Ltd.	162,660	13,372,278
Cognizant Technology Solutions Corp., “A”	126,931	11,381,903
Equifax, Inc.	16,678	3,954,354
Fidelity National Information Services, Inc.	139,522	14,010,799
Fiserv, Inc. (a)	107,789	10,929,805
		$67,924,759
Cable TV – 1.6%
Comcast Corp., “A”	857,200	$40,134,104
Chemicals – 0.5%
PPG Industries, Inc.	104,439	$13,688,820
Computer Software – 2.6%
Microsoft Corp.	187,542	$57,821,074
Oracle Corp.	82,926	6,860,468
		$64,681,542
Construction – 1.7%
Masco Corp.	374,232	$19,085,832
Stanley Black & Decker, Inc.	105,083	14,689,553
Vulcan Materials Co.	45,363	8,333,183
		$42,108,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.6%
Colgate-Palmolive Co.	110,167	$8,353,964
Kimberly-Clark Corp.	53,843	6,631,304
		$14,985,268
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,957	$4,595,917
Electrical Equipment – 1.2%
Johnson Controls International PLC	431,773	$28,311,356
TE Connectivity Ltd.	19,451	2,547,692
		$30,859,048
Electronics – 2.7%
Applied Materials, Inc.	107,923	$14,224,251
Intel Corp.	364,311	18,055,253
NXP Semiconductors N.V.	56,472	10,451,838
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,947	10,003,434
Texas Instruments, Inc.	86,470	15,865,516
		$68,600,292
Energy - Independent – 2.2%
ConocoPhillips	228,580	$22,858,000
Hess Corp.	153,437	16,423,896
Pioneer Natural Resources Co.	58,596	14,650,758
		$53,932,654
Food & Beverages – 2.0%
Archer Daniels Midland Co.	103,762	$9,365,558
Danone S.A.	108,561	5,980,395
General Mills, Inc.	117,945	7,987,236
J.M. Smucker Co.	33,619	4,552,349
Mondelez International, Inc.	97,286	6,107,615
Nestle S.A.	56,861	7,381,741
PepsiCo, Inc.	46,030	7,704,501
		$49,079,395
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	110,148	$16,403,240
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	22,115	$3,541,717
Health Maintenance Organizations – 1.5%
Cigna Corp.	159,681	$38,261,164
Insurance – 3.6%
Aon PLC	84,426	$27,491,638
Chubb Ltd.	127,793	27,334,923
Travelers Cos., Inc.	87,051	15,906,829
Willis Towers Watson PLC	83,171	19,646,654
		$90,380,044
Internet – 0.5%
Alphabet, Inc., “A” (a)	4,696	$13,061,220
Leisure & Toys – 0.3%
Electronic Arts, Inc.	55,867	$7,067,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.6%
Eaton Corp. PLC	221,652	$33,637,907
Ingersoll Rand, Inc.	286,005	14,400,352
PACCAR, Inc.	94,200	8,296,194
Regal Rexnord Corp.	50,850	7,565,463
		$63,899,916
Major Banks – 6.3%
Bank of America Corp.	873,170	$35,992,067
Goldman Sachs Group, Inc.	157,704	52,058,091
JPMorgan Chase & Co.	275,498	37,555,887
Morgan Stanley	179,077	15,651,330
PNC Financial Services Group, Inc.	88,303	16,287,488
		$157,544,863
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	27,355	$6,653,283
McKesson Corp.	56,396	17,264,507
Quest Diagnostics, Inc.	82,695	11,317,638
		$35,235,428
Medical Equipment – 2.6%
Becton, Dickinson and Co.	29,289	$7,790,874
Danaher Corp.	71,501	20,973,388
Medtronic PLC	204,192	22,655,103
Thermo Fisher Scientific, Inc.	21,188	12,514,692
		$63,934,057
Metals & Mining – 0.2%
Rio Tinto PLC	62,491	$4,957,157
Other Banks & Diversified Financials – 2.0%
Northern Trust Corp.	84,913	$9,888,119
Truist Financial Corp.	591,864	33,558,689
U.S. Bancorp	138,398	7,355,853
		$50,802,661
Pharmaceuticals – 4.4%
Bayer AG	63,637	$4,353,866
Johnson & Johnson	248,889	44,110,597
Merck & Co., Inc.	402,445	33,020,612
Organon & Co.	174,390	6,091,443
Roche Holding AG	31,342	12,394,987
Vertex Pharmaceuticals, Inc. (a)	40,604	10,596,426
		$110,567,931
Railroad & Shipping – 1.3%
Union Pacific Corp.	114,640	$31,320,794
Real Estate – 0.3%
STORE Capital Corp., REIT	237,147	$6,931,807
Restaurants – 0.2%
Wendy's Co.	257,825	$5,664,415
Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (a)	476,844	$11,720,826
DuPont de Nemours, Inc.	166,914	12,281,532
		$24,002,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.2%
Home Depot, Inc.	9,965	$2,982,823
Ross Stores, Inc.	32,239	2,916,340
		$5,899,163
Telecommunications - Wireless – 0.7%
T-Mobile US, Inc. (a)	143,214	$18,381,517
Tobacco – 1.0%
Philip Morris International, Inc.	257,594	$24,198,380
Utilities - Electric Power – 2.2%
Duke Energy Corp.	147,048	$16,419,380
Exelon Corp.	260,812	12,422,476
PG&E Corp. (a)	817,376	9,759,469
Southern Co.	235,512	17,076,975
		$55,678,300
Total Common Stocks		$1,455,916,559
Bonds – 39.8%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,091,787
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	591,000	597,313
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,641,125
		$3,330,225
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$773,000	$752,567
Asset-Backed & Securitized – 5.4%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.191% (LIBOR - 1mo. + 1.75%), 1/15/2037 (z)	$1,851,500	$1,825,971
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	2,407,803	2,394,023
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.815% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,143,910
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.596% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	2,115,000	2,073,043
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	1,807,500	1,787,543
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.149% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,053,721
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,352,142
AREIT 2022-CRE6 Trust, “B”, FLR, 1.9% (SOFR - 30 day + 1.85%), 11/17/2024 (n)	3,088,500	3,074,605
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.047% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	705,726	789,188
BDS 2019-FL4 Ltd., “A”, FLR, 1.541% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	1,507,191	1,503,491
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 1.697% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,887,564
BSPRT 2021-FL7 Issuer Ltd., “A”, FLR, 1.291% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	14,527	14,356
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.446% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	849,500	834,776
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.1% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,808,774
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,227,817	1,141,780
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.696% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	5,130,994
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,176,560
Columbia Cent CLO 28 Ltd., “A-2-R”, 2.015%, 11/07/2030 (n)	3,492,733	3,438,617
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,016,531
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,059,458
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,317,084
Cutwater 2015-1A Ltd., “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,326,519	2,324,716
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	2,002,266	1,990,807
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.261% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,371,396
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	129,279	137,525
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,217,267
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,892,681
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,234,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Ladder Capital Commercial Mortgage Securities LLC, “B”, FLR, 2.296% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	$2,562,000	$2,539,936
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.147% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,288,000	5,189,212
MF1 2020-FL4 Ltd., “A”, FLR, 2.143% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,701,000	1,683,634
MF1 2021-FL5 Ltd., “AS”, FLR, 1.643% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,353,520
MF1 2022-FL8 Ltd., “B”, FLR, 2% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,243,870
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.949% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,885,013
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,607,822
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,465,934
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	1,750,540	1,731,326
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 1.401% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	1,900,000	1,888,007
Oaktree CLO 2015-1A Ltd., “A2AR”, FLR, 1.604% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	807,773
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.008% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,195,227	5,108,836
PFP III 2021-7 Ltd., “AS”, FLR, 1.547% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,305	3,867,830
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.457% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	3,010,119	2,987,311
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 2.256% (LIBOR - 1mo. + 1.8%), 11/25/2036 (z)	1,130,000	1,117,020
Residential Funding Mortgage Securities, Inc., FGIC, 4.435%, 12/25/2035	64,055	63,960
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,628,762
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 2.07% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,187,256
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.641% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,124,136
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	2,461,404	2,366,231
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,609,280
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 1.691% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	2,010,166	1,993,494
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,331,371
		$135,774,823
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$992,000	$1,194,719
Hyundai Capital America, 2.65%, 2/10/2025 (n)	943,000	913,646
Hyundai Capital America, 3%, 2/10/2027 (n)	1,959,000	1,870,949
Lear Corp., 3.8%, 9/15/2027	891,000	891,739
Lear Corp., 4.25%, 5/15/2029	769,000	778,513
Magna International, Inc., 2.45%, 6/15/2030	2,229,000	2,053,555
Stellantis N.V., 2.691%, 9/15/2031 (n)	3,450,000	3,028,280
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,867,000	3,854,861
		$14,586,262
Broadcasting – 0.3%
Magallanes, Inc., 5.05%, 3/15/2042 (n)	$1,937,000	$1,975,799
Magallanes, Inc., 5.141%, 3/15/2052 (n)	1,692,000	1,731,076
Walt Disney Co., 3.5%, 5/13/2040	3,478,000	3,387,536
		$7,094,411
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$975,000	$1,011,648
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,962,606
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	634,000	547,550
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	2,303,304
		$5,825,108
Building – 0.2%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$815,000	$818,628
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	223,000	203,603
Masco Corp., 2%, 2/15/2031	4,244,000	3,681,406
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	376,888
		$5,080,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,822,063
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,662,912
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,774,794
Fiserv, Inc., 2.65%, 6/01/2030	730,000	673,747
Global Payments, Inc., 1.2%, 3/01/2026	2,357,000	2,171,436
RELX Capital, Inc., 3%, 5/22/2030	620,000	592,369
S&P Global, Inc., 4.25%, 5/01/2029 (n)	795,000	837,188
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,814,000	1,613,377
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,176,000	2,243,717
Western Union Co., 2.85%, 1/10/2025	578,000	571,341
		$14,962,944
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$1,189,607
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,763,660
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	440,273
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,745,695
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,143,068
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	3,297,797
		$9,580,100
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,673,000	$1,533,574
Sherwin-Williams Co., 2.3%, 5/15/2030	1,590,000	1,453,854
		$2,987,428
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$1,640,000	$1,720,187
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$2,928,680
Roper Technologies, Inc., 4.2%, 9/15/2028	791,000	818,732
Roper Technologies, Inc., 2.95%, 9/15/2029	482,000	464,598
Roper Technologies, Inc., 2%, 6/30/2030	1,526,000	1,354,716
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	788,800
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,112,000	2,222,788
		$8,578,314
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$1,861,000	$1,842,034
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,550,956
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$838,000	$769,591
Electronics – 0.5%
Broadcom, Inc., 4.15%, 11/15/2030	$1,395,000	$1,413,817
Broadcom, Inc., 4.3%, 11/15/2032	1,558,000	1,581,006
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,205,000	1,115,988
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,767,000	2,402,002
Intel Corp., 4.75%, 3/25/2050	1,053,000	1,226,255
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	2,212,000	1,986,475
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	1,896,000	1,671,935
		$11,397,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$360,000	$365,201
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,935,690
Cenovus Energy, Inc., 5.375%, 7/15/2025	504,000	531,456
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,721,097
		$8,188,243
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$362,000	$366,890
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	4,225,000	3,907,924
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,256,613
Air Lease Corp., 2.2%, 1/15/2027	1,394,000	1,290,106
Air Lease Corp., 2.875%, 1/15/2032	1,830,000	1,638,465
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	672,797
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	2,053,403
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,608,587
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	639,000	654,008
		$14,448,793
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$4,300,193
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	737,000	774,419
Constellation Brands, Inc., 3.5%, 5/09/2027	2,322,000	2,326,423
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,478,466
General Mills, Inc., 4%, 4/17/2025	2,134,000	2,178,250
General Mills, Inc., 2.875%, 4/15/2030	435,000	417,876
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	357,000	346,023
		$12,821,650
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,673,558
Las Vegas Sands Corp., 3.9%, 8/08/2029	918,000	841,808
Marriott International, Inc., 4%, 4/15/2028	1,950,000	1,953,114
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	2,049,632
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,389
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,412,037
		$7,936,538
Insurance – 0.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,740,000	$2,725,089
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,607,000	3,601,662
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	6,063,000	6,014,989
		$12,341,740
Insurance - Health – 0.1%
Humana, Inc., 3.7%, 3/23/2029	$1,850,000	$1,856,107
UnitedHealth Group, Inc., 3.5%, 8/15/2039	732,000	726,122
		$2,582,229
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 4.125%, 2/15/2024	$2,315,000	$2,367,124
Aon Corp., 3.75%, 5/02/2029	4,102,000	4,194,241
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	172,000	158,405
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	2,158,112
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	384,000	360,075
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	1,028,162
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	832,000	913,551
		$11,179,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,411,717
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,679,000	$1,712,332
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	424,129
		$2,136,461
Major Banks – 3.0%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$1,626,821
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,377,869
Bank of America Corp., 2.572%, 10/20/2032	3,452,000	3,136,706
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,083,000	2,796,381
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,741,608
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	3,742,000	3,613,108
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	1,508,000	1,360,061
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	806,446
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,003,000	5,568,445
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	3,317,000	2,937,876
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,122,000	1,005,592
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	419,016
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,707,000	3,754,434
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	1,052,000	994,057
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	558,000	522,119
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	5,426,000	4,957,986
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	2,087,000	1,967,526
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	2,876,000	2,599,151
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,100,000	1,112,573
Mitsubishi UFJ Financial Group, Inc., 2.852%, 1/19/2033	3,133,000	2,919,321
Morgan Stanley, 3.875%, 4/29/2024	1,358,000	1,385,301
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,088,019
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	6,047,000	5,674,302
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,935,120
PNC Bank N.A., 2.7%, 10/22/2029	835,000	801,708
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,617,936
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	404,000	400,579
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,864,033
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,609,751
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	5,004,990
		$75,598,835
Medical & Health Technology & Services – 0.5%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$278,065
Alcon, Inc., 3.8%, 9/23/2049 (n)	1,564,000	1,457,426
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,805,000	1,966,049
Cigna Corp., 3.2%, 3/15/2040	556,000	505,388
HCA, Inc., 4.125%, 6/15/2029	2,120,000	2,160,922
HCA, Inc., 5.125%, 6/15/2039	2,264,000	2,441,393
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,404,000	1,494,931
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	150,348
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	1,215,101
		$11,669,623
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,491,922
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$496,229
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,536,456
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	4,138,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,244,000	$1,263,804
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,516,758
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	647,445
		$9,598,917
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$1,827,281
Enbridge, Inc., 2.5%, 1/15/2025	969,000	952,070
Enterprise Products Operating LLC, 4.2%, 1/31/2050	774,000	768,019
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	1,101,191	1,012,930
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,207,000	1,229,205
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	2,347,051
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,845,037
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,561,000	1,650,858
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	535,433
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	828,314
Targa Resources Corp., 4.2%, 2/01/2033	746,000	752,807
		$13,749,005
Mortgage-Backed – 10.4%
Fannie Mae, 5.5%, 5/01/2022 - 4/01/2040	$5,055,814	$5,465,794
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	1,983,536	2,129,945
Fannie Mae, 2.7%, 7/01/2025	367,000	365,651
Fannie Mae, 2.57%, 12/25/2026	1,287,846	1,277,370
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	3,796,876	3,822,697
Fannie Mae, 3.41%, 4/01/2029	1,000,000	1,035,818
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	820,231	888,755
Fannie Mae, 2.5%, 11/01/2031	75,332	74,565
Fannie Mae, 3%, 2/25/2033 (i)	354,469	34,408
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	4,464,327	4,737,639
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,644,193	2,870,657
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	11,557,430	11,765,277
Fannie Mae, 3.25%, 5/25/2040	114,472	114,816
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	8,136,163	8,490,202
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	359,231	348,255
Fannie Mae, 4%, 7/25/2046 (i)	346,482	63,229
Fannie Mae, 1%, 4/01/2052	920,000	939,227
Fannie Mae, 2.99%, 4/01/2052	1,150,271	1,155,573
Fannie Mae, 3.07%, 4/01/2052	1,351,884	1,373,060
Fannie Mae, 3.1%, 4/01/2052	1,066,603	1,085,685
Fannie Mae, 3.17%, 4/01/2052	1,325,000	1,337,629
Fannie Mae, 3.19%, 4/01/2052	3,667,776	3,682,247
Fannie Mae, UMBS, 1.5%, 2/01/2042	148,711	134,797
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	14,797,478	13,797,750
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 3/01/2052	17,438,546	16,723,714
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	4,420,409	4,343,724
Freddie Mac, 2.51%, 11/25/2022	1,501,221	1,506,700
Freddie Mac, 3.111%, 2/25/2023	2,105,229	2,123,197
Freddie Mac, 3.32%, 2/25/2023	718,363	725,481
Freddie Mac, 3.25%, 4/25/2023	2,444,859	2,469,016
Freddie Mac, 3.06%, 7/25/2023	175,000	176,695
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,664,255
Freddie Mac, 0.895%, 4/25/2024 (i)	4,803,272	72,927
Freddie Mac, 0.508%, 7/25/2024 - 8/25/2031 (i)	15,844,311	228,522
Freddie Mac, 0.604%, 7/25/2024 (i)	4,979,183	45,995
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	825,689	875,300
Freddie Mac, 0.315%, 8/25/2024 (i)	15,246,000	141,076
Freddie Mac, 0.385%, 8/25/2024 (i)	25,130,801	216,997
Freddie Mac, 3.064%, 8/25/2024	782,904	785,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.344%, 10/25/2024 (i)	$18,412,552	$132,891
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,318,117
Freddie Mac, 0.271%, 11/25/2024 (i)	15,385,000	109,964
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,559,678
Freddie Mac, 3.329%, 5/25/2025	2,610,000	2,650,139
Freddie Mac, 3.01%, 7/25/2025	423,000	425,952
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,013,421
Freddie Mac, 0.636%, 6/25/2027 (i)	13,682,000	438,166
Freddie Mac, 0.75%, 6/25/2027 (i)	4,653,989	153,932
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,131,556
Freddie Mac, 0.577%, 7/25/2027 (i)	11,970,590	319,020
Freddie Mac, 0.328%, 8/25/2027 (i)	9,650,000	173,962
Freddie Mac, 0.428%, 8/25/2027 (i)	6,600,940	135,715
Freddie Mac, 0.288%, 9/25/2027 - 12/25/2027 (i)	33,190,729	517,602
Freddie Mac, 3.187%, 9/25/2027	754,000	768,414
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	190,358
Freddie Mac, 0.327%, 11/25/2027 (i)	10,343,300	173,142
Freddie Mac, 0.244%, 12/25/2027 (i)	10,109,000	145,853
Freddie Mac, 0.368%, 12/25/2027 (i)	17,661,472	329,175
Freddie Mac, 3.65%, 2/25/2028	904,000	944,302
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,764,655
Freddie Mac, 2.12%, 6/25/2029	1,188,661	1,130,491
Freddie Mac, 1.09%, 7/25/2029 (i)	828,615	56,217
Freddie Mac, 1.143%, 8/25/2029 (i)	5,206,418	370,679
Freddie Mac, 1.798%, 4/25/2030 (i)	900,000	111,996
Freddie Mac, 1.868%, 4/25/2030 (i)	2,701,417	348,229
Freddie Mac, 1.662%, 5/25/2030 (i)	1,301,002	151,729
Freddie Mac, 1.796%, 5/25/2030 (i)	3,334,078	418,817
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	125,208
Freddie Mac, 1.599%, 8/25/2030 (i)	1,191,673	136,642
Freddie Mac, 1.169%, 9/25/2030 (i)	775,587	66,304
Freddie Mac, 1.081%, 11/25/2030 (i)	1,356,411	108,597
Freddie Mac, 0.33%, 1/25/2031 (i)	5,329,143	126,542
Freddie Mac, 0.781%, 1/25/2031 (i)	2,233,850	133,862
Freddie Mac, 0.936%, 1/25/2031 (i)	1,493,151	105,088
Freddie Mac, 0.528%, 3/25/2031 (i)	4,294,098	163,788
Freddie Mac, 0.74%, 3/25/2031 (i)	1,837,683	105,278
Freddie Mac, 1.225%, 5/25/2031 (i)	822,353	77,191
Freddie Mac, 0.937%, 7/25/2031 (i)	1,237,840	93,225
Freddie Mac, 0.536%, 9/25/2031 (i)	5,442,448	249,059
Freddie Mac, 0.855%, 9/25/2031 (i)	1,567,181	108,368
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	249,020
Freddie Mac, 0.398%, 12/25/2031 (i)	7,179,988	296,887
Freddie Mac, 0.567%, 12/25/2031 (i)	12,162,189	565,148
Freddie Mac, 0.3%, 11/25/2032 (i)	8,505,314	207,606
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	1,088,768	1,174,365
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	825,739	893,363
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	969,637	1,060,245
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	494,010	532,883
Freddie Mac, 5.5%, 2/15/2036 (i)	67,619	11,671
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	3,894,328	4,048,745
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	8,365,743	8,514,818
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	10,234,550	10,199,727
Freddie Mac, 4.5%, 12/15/2040 (i)	58,282	5,438
Freddie Mac, 4%, 8/15/2044 (i)	80,118	8,676
Freddie Mac, UMBS, 6.5%, 10/01/2034	27,685	29,873
Freddie Mac, UMBS, 5%, 10/01/2035	173,881	187,672
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	69,853	74,704
Freddie Mac, UMBS, 2%, 2/01/2042 - 4/01/2052	20,605,582	19,157,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 3/01/2052	$4,083,361	$3,907,720
Freddie Mac, UMBS, 3%, 7/01/2050 - 1/01/2052	1,353,850	1,330,915
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,175,104	1,299,631
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	689,621	761,789
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	1,535,171	1,644,009
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	222,205	244,144
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	1,664,164	1,739,724
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	4,179,190	4,286,163
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	7,065,533	7,031,767
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	9,134,945	8,871,919
Ginnie Mae, 2%, 1/20/2052	2,932,563	2,799,525
Ginnie Mae, 0.583%, 2/16/2059 (i)	2,661,107	105,891
Ginnie Mae, TBA, 3.5%, 4/15/2052 - 5/19/2052	8,600,000	8,632,031
Ginnie Mae, TBA, 4%, 4/15/2052 - 5/19/2052	836,306	850,644
Ginnie Mae, TBA, 3%, 4/21/2052	5,150,000	5,089,447
UMBS, TBA, 3%, 4/18/2037 - 4/25/2052	3,375,000	3,304,047
UMBS, TBA, 2%, 4/25/2037 - 4/25/2052	20,200,000	19,159,485
UMBS, TBA, 2.5%, 4/13/2052 - 5/25/2052	22,625,000	21,570,782
UMBS, TBA, 3.5%, 5/12/2052 - 6/25/2052	1,525,000	1,519,526
UMBS, TBA, 4%, 5/12/2052 - 6/13/2052	2,075,000	2,106,151
		$261,146,605
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$3,231,647
New Jersey Turnpike Authority Rev. (Build America Bonds), Taxable, “F”, 7.414%, 1/01/2040	3,685,000	5,367,646
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,437,000	1,311,719
		$9,911,012
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$486,000	$550,832
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$3,390,331
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	253,000	259,481
		$3,649,812
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$2,106,000	$1,974,752
AT&T, Inc., 3.65%, 9/15/2059	1,786,000	1,566,202
Verizon Communications, Inc., 2.1%, 3/22/2028	273,000	254,456
Verizon Communications, Inc., 3.15%, 3/22/2030	1,053,000	1,035,599
Verizon Communications, Inc., 2.55%, 3/21/2031	1,294,000	1,202,191
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,556,002
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	2,122,654
		$9,711,856
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,114,000	$1,132,722
Phillips 66 Co., 2.15%, 12/15/2030	3,438,000	3,053,700
Valero Energy Corp., 3.65%, 12/01/2051	626,000	552,456
Valero Energy, Corp., 6.625%, 6/15/2037	2,124,000	2,627,407
		$7,366,285
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,890,000	$2,937,280
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	2,869,000	2,658,104
Macquarie Group Ltd., 4.442%, 6/21/2033 (n)	5,881,000	5,935,992
		$11,531,376

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,245,000	$1,279,771
Republic Services, Inc., 1.45%, 2/15/2031	998,000	847,744
		$2,127,515
Real Estate - Office – 0.0%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,316,000	$1,186,835
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$176,419
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,686,611
Realty Income Corp., REIT, 3.25%, 1/15/2031	569,000	558,762
		$2,421,792
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,891,161
Best Buy Co., Inc., 4.45%, 10/01/2028	2,037,000	2,124,256
Home Depot, Inc., 3.9%, 6/15/2047	1,113,000	1,159,311
		$5,174,728
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$2,771,000	$2,542,854
TJX Cos., Inc., 3.875%, 4/15/2030	453,000	471,655
		$3,014,509
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 3%, 6/15/2023	$938,000	$940,988
American Tower Corp., REIT, 3.6%, 1/15/2028	1,138,000	1,127,095
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,121,000	3,102,285
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	701,000	653,520
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	2,565,000	2,546,383
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	5,197,000	5,156,757
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,727,990
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	2,270,156
		$17,525,174
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,200,000	$4,208,933
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$2,383,623
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$442	$446
Small Business Administration, 4.77%, 4/01/2024	43,820	44,259
Small Business Administration, 5.18%, 5/01/2024	57,933	58,961
Small Business Administration, 5.52%, 6/01/2024	3,394	3,442
Small Business Administration, 4.99%, 9/01/2024	61,828	62,078
Small Business Administration, 4.95%, 3/01/2025	2,214	2,216
Small Business Administration, 5.11%, 8/01/2025	205,888	208,751
		$380,153
U.S. Treasury Obligations – 8.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$4,496,465
U.S. Treasury Bonds, 1.75%, 8/15/2041	4,700,000	4,073,578
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	9,416,492
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	9,542,125
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,879,870
U.S. Treasury Bonds, 3%, 2/15/2048	8,760,000	9,543,952
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	967,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	$43,390,000	$42,444,233
U.S. Treasury Bonds, 1.875%, 11/15/2051	2,900,000	2,543,844
U.S. Treasury Notes, 0.5%, 11/30/2023	15,800,000	15,357,477
U.S. Treasury Notes, 1.375%, 1/31/2025	70,000,000	67,845,312
U.S. Treasury Notes, 0.375%, 11/30/2025	57,200,000	52,883,187
		$222,994,387
Utilities - Electric Power – 0.6%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$250,000	$231,049
Duke Energy Corp., 2.65%, 9/01/2026	345,000	335,777
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	1,004,693
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	419,451
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,571,302
Exelon Corp., 4.05%, 4/15/2030	1,913,000	1,974,666
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	907,989
Georgia Power Co., 3.7%, 1/30/2050	147,000	136,577
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,360,743
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	860,419
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,486,000	2,833,159
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	431,300
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,311,507
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	757,845
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	966,383
		$15,102,860
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,330,000	$1,186,147
Total Bonds		$997,927,931
Convertible Preferred Stocks – 0.9%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$5,322,330
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	66,836	$7,782,384
Danaher Corp., 4.75%	1,324	2,680,769
		$10,463,153
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 5.25% (a)	5,432	$6,100,788
Total Convertible Preferred Stocks		$21,886,271
Preferred Stocks – 0.6%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	100,377	$5,191,883
Consumer Products – 0.4%
Henkel AG & Co. KGaA	164,141	$10,992,857
Total Preferred Stocks		$16,184,740
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 0.21% (v)	90,752,857	$90,752,857

Other Assets, Less Liabilities – (3.0)%		(76,039,892)
Net Assets – 100.0%		$2,506,628,466

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,752,857 and $2,491,915,501, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,759,046, representing 8.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.191% (LIBOR - 1mo. + 1.75%), 1/15/2037	12/07/2021	$1,851,500	$1,825,971
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.457% (LIBOR - 1mo. + 1%), 4/25/2038	3/19/2021	3,010,119	2,987,311
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 2.256% (LIBOR - 1mo. + 1.8%), 11/25/2036	11/12/2021	1,130,000	1,117,020
Total Restricted Securities			$5,930,302
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	540	$73,153,125	June – 2022	$645,545
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	81	$17,165,672	June – 2022	$(210,379)
U.S. Treasury Note 5 yr	Long	USD	627	71,909,062	June – 2022	(921,474)
U.S. Treasury Ultra Bond	Long	USD	92	16,295,500	June – 2022	(617,651)
						$(1,749,504)
At March 31, 2022, the fund had liquid securities with an aggregate value of $521,381 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,419,977,179	$6,100,788	$—	$1,426,077,967
Switzerland	—	19,776,728	—	19,776,728
Germany	—	15,346,723	—	15,346,723
Taiwan	10,003,434	—	—	10,003,434
Ireland	6,653,283	—	—	6,653,283
France	—	5,980,395	—	5,980,395
South Korea	—	5,191,883	—	5,191,883
United Kingdom	—	4,957,157	—	4,957,157
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	223,374,540	—	223,374,540
Non - U.S. Sovereign Debt	—	6,411,717	—	6,411,717
Municipal Bonds	—	9,911,012	—	9,911,012
U.S. Corporate Bonds	—	259,717,115	—	259,717,115
Residential Mortgage-Backed Securities	—	261,348,090	—	261,348,090
Commercial Mortgage-Backed Securities	—	49,078,826	—	49,078,826
Asset-Backed Securities (including CDOs)	—	86,494,512	—	86,494,512
Foreign Bonds	—	101,592,119	—	101,592,119
Mutual Funds	90,752,857	—	—	90,752,857
Total	$1,527,386,753	$1,055,281,605	$—	$2,582,668,358
Other Financial Instruments
Futures Contracts – Assets	$645,545	$—	$—	$645,545
Futures Contracts – Liabilities	(1,749,504)	—	—	(1,749,504)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$146,917,118	$190,896,760	$247,061,021	$—	$—	$90,752,857
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,422	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.